Cover	Aug. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity File Number	0-3498
Entity Registrant Name	TAYLOR DEVICES, INC.
Entity Central Index Key	0000096536
Entity Tax Identification Number	16-0797789
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	90 Taylor Drive
Entity Address, City or Town	North Tonawanda
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14120
City Area Code	716
Local Phone Number	694-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TAYD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false